Trade payables and other current liabilities - Disclosure of Current Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 45	€ 61
Current contract liabilities	36,172	18,100
Deferred income and current contract liabilities	€ 36,216	€ 18,161